Stock Options (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Stock Options [Abstract]
Schedule of Share-Based Compensation Expense
	Three Months Ended		Six Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

General and administrative expense	$25,753	$(15,477)	$71,334	$(13,323)
Total	$25,753	$(15,477)	$71,334	$(13,323)

	Year Ended
	March 31,
	2012	2011

Director and management fees, net of the reversal of stock-based compensation	$(12,363)	$11,438
Total	$(12,363)	$11,438

Summary of Stock Option Activity
			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Options	Exercise Price	Term	Value
Outstanding at March 31, 2012	14,000	$2.61		$-
Grants	150,000	1.55
Outstanding at September 30, 2012	164,000	$1.64	9.3 years	$-
Exercisable at September 30, 2012	40,000	$1.88	8.7 years	$-
Available for grant at September 30, 2012	4,836,000

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Options	Exercise Price	Term	Value
Outstanding at March 31, 2010	1,610,000	$0.68
Cancellations	(1,590,000)	0.65
Outstanding at March 31, 2011	20,000	$3.08
Forfeitures	(6,000)	4.15
Outstanding at March 31, 2012	14,000	$2.61	6.5 years	$-
Exercisable at March 31, 2012	10,000	$2.86	6.5 years	$-
Available for grant at March 31, 2012	3,976,000

Schedule of Stock Options Outstanding And Exercisable
		Stock Options Outstanding			Stock Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$1.45	50,000	9.7	$1.45	10,000	9.7	$1.45
1.60	100,000	9.6	1.60	20,000	9.6	1.60
2.00	10,000	6.0	2.00	6,000	6.0	2.00
4.15	4,000	6.0	4.15	4,000	6.0	4.15
$1.45 - $ 4.15	164,000	9.3	$1.64	40,000	8.7	$1.88

	Stock Options Outstanding			Stock Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
	Number of	Remaining	Average	Number of	Remaining	Average
	Options	Contractual	Exercise	Options	Contractual	Exercise
Exercise Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price
$2.00	10,000	6.5	$2.00	6,000	6.5	$2.00
4.15	4,000	6.5	4.15	4,000	6.5	4.15
$2.00 -$4.15	14,000	6.5	$2.61	10,000	6.5	$2.86